Employee compensation and benefits - Income statement charge (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employee Compensation And Benefits [Abstract]
Defined benefit pension plans	$ 42	$ 243	$ 146
Defined contribution pension plans	852	767	775
Pension plans	894	1,010	921
Defined benefit and contribution healthcare plans	27	27	25
Post-employment benefits	$ 921	$ 1,037	$ 946